Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities
Schedule of change in the balances of lease liability

The change in the Company's lease liability balance to December 31, 2022 and 2021 occurred as follows:

				Changes in cash			Changes not affecting cash
	Current	Non-current	Balance on December 31, 2021	Lease payments	Interest paid	Lease termination	Additions due to acquisitions	Remeasurements and new contracts	Interest	Balance on December 31, 2022	Current	Non-Current
Lease of properties and equipment	2,220	2,038	4,258	(2,884)	(260)	(3,949)	-	7,139	512	4,816	1,992	2,824

				Changes in cash			Changes not affecting cash
	Current	Non-current	Balance on December 31, 2020	Lease payments	Interest paid	Lease termination	Additions due to acquisitions	Remeasurements and new contracts	Interest	Balance on December 31, 2021	Current	Non-Current
Lease of properties and equipment	1,109	1,649	2,758	(569)	(313)	(800)	1,867	959	356	4,258	2,220	2,038